Income tax - Schedule of Deferred Tax Assets and Liabilities and Related to Continuing Operation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Tax losses carried forward	$ 50,686	$ 39,537
Continuing Operations
Deferred tax assets
Tax losses carried forward	9,700	7,500
Valuation allowance	(9,700)	(3,100)
Deferred tax assets, net of valuation allowance	0	4,400
Deferred tax liabilities
Depreciation	(3,400)	(2,100)
Other timing differences	0	(4,400)
Deferred tax liabilities, net of valuation allowance	(3,400)	(6,500)
Net deferred tax asset	(3,400)	(2,100)
Discontinued Operations
Deferred tax assets
Decommission provisions	0	800
Reserves and accrued expenses	4,800	28,600
Tax losses carried forward	24,900	136,000
Interest allowance	35,000	35,000
Deferred revenue	600	700
Valuation allowance	(65,100)	(176,800)
Deferred tax assets, net of valuation allowance	200	24,300
Deferred tax liabilities
Deferred job costs	0	(3,300)
Accelerated asset costs	0	(2,000)
Depreciation	0	(15,700)
Other timing differences	(200)	(2,100)
Deferred tax liabilities, net of valuation allowance	(200)	(23,100)
Net deferred tax asset	$ 0	$ 1,200